SIGNIFICANT TRANSACTIONS - Narrative (Details) $ / shares in Units, $ in Millions							1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 16, 2025 USD ($)	Aug. 14, 2025 USD ($) shares tradingDay $ / shares	Aug. 13, 2025 USD ($) shares	Aug. 12, 2025 USD ($) $ / shares shares	Jul. 10, 2025 $ / shares shares	Apr. 02, 2025 USD ($)	May 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 15, 2025 USD ($)	Jul. 08, 2025 $ / shares	Jun. 30, 2025 USD ($)	Jun. 13, 2025 $ / shares	Mar. 07, 2025 $ / shares
Disclosure of detailed information about business combination [line items]
Par value per share (in dollars per share) | $ / shares								$ 0.01	$ 0.01	$ 0.01				$ 0.01		$ 0.01	$ 0.01
Excess of fair value of consideration over Cohen Circle’s net assets (IFRS 2 charge for listing service)		$ 162								$ 162	$ 0	$ 0
LLC Helsi Ukraine
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary							97.99%			97.99%	69.99%
Proportion of ownership interests held by non-controlling interests							1.10%
Equity interests to be acquired							2.01%
Uklon
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						97.00%
Purchase consideration						$ 158
Fair value of contingent consideration						$ 16
Equity interest acquired						3.00%
Non-controlling interests						$ 0
Customer-related intangible assets recognised as of acquisition date						32
Intangible assets						58
Technology-based intangible assets recognised as of acquisition date						8
Trade and other receivables						2
Revenue of acquiree since acquisition date									$ 80
Profit (loss) of acquiree since acquisition date									21
Revenue of combined entity as if combination occurred at beginning of period										$ 99
Profit (loss) of combined entity as if combination occurred at beginning of period										25
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination										1
Identifiable assets acquired (liabilities assumed)						49		$ 49	49	49					$ 54
Goodwill resulting from acquisition						$ 109		109	$ 109	109					$ 104
Consideration paid										$ 153
Uklon | Seller Liability
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration								6
Uklon | Put Option Liability And Deferred Tax Liability
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration								$ (1)
Uklon | Customer relationships
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill						10 years
Uklon | Trademark
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill						10 years
Intangible assets						$ 18
Uklon | Technology-based intangible assets
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill						3 years
Uklon | Contingent Consideration Other Than Employee Bonuses
Disclosure of detailed information about business combination [line items]
Fair value of contingent consideration						$ 12
SUNVIN 11 LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired													100.00%
Purchase consideration	$ 8												$ 8
Goodwill resulting from acquisition													$ 7
Proportion of ownership interest in subsidiary	100.00%
Share Purchase Agreement ("SPA") | Minimum | Employee Bonuses for Pre-Acquisition Service
Disclosure of detailed information about business combination [line items]
Estimated financial effect, contingent liabilities in business combination						0
Share Purchase Agreement ("SPA") | Maximum | Employee Bonuses for Pre-Acquisition Service
Disclosure of detailed information about business combination [line items]
Estimated financial effect, contingent liabilities in business combination						$ 4
Common shares
Disclosure of detailed information about business combination [line items]
Par value per share (in dollars per share) | $ / shares														$ 0.01
Issued shares (in shares) | shares								230,863,624	230,863,624	230,863,624	206,942,440	206,942,440
Cohen Circle | Common shares
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares) | shares		17,152,985
Issued shares (in shares) | shares		17,152,985
Ukrainian Investment Platform | LLC Helsi Ukraine
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary							26.90%
Consideration paid							$ 10
At amortized cost | Loan Note Payable - VEON Amsterdam B.V.
Disclosure of detailed information about business combination [line items]
Notional amount		$ 178	$ 178
VEON Amsterdam B.V.
Disclosure of detailed information about business combination [line items]
Shares exchanged (in shares) | shares		206,942,440
Transaction costs		$ 8
Cohen Circle
Disclosure of detailed information about business combination [line items]
Shares exchanged (in shares) | shares		23,163,338
Par value per share (in dollars per share) | $ / shares					$ 0.0001
Number of shares issued in transaction (in shares) | shares					757,745
Shares redeemed (in shares) | shares				5,847,015
Redemption price (in dollars per share) | $ / shares				$ 10.40
Redemption value				$ 61
Cohen Circle | Common shares
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares) | shares				17,152,985
Issued shares (in shares) | shares				17,152,985
Public Shareholders
Disclosure of detailed information about business combination [line items]
Shares exchanged (in shares) | shares		17,152,985
Sponsor
Disclosure of detailed information about business combination [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares		5,740,353	8,350,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares) | shares			2,609,647
Lock-up period		180 days
Lock-up period, stock price trigger (in dollars per share) | $ / shares		$ 13.50
Lock-up period, threshold trading days | tradingDay		20
Lock-up period, threshold consecutive trading days | tradingDay		30
Lock-Up period, period for stock price trigger		90 days
Sponsor | Shares Subject To Lock-Up Period
Disclosure of detailed information about business combination [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares		3,971,515
Sponsor | Shares Subject To Vesting Requirements
Disclosure of detailed information about business combination [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares		1,323,838
Cantor
Disclosure of detailed information about business combination [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares		270,000	270,000
Sponsor and Cantor
Disclosure of detailed information about business combination [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares		6,010,353
Sponsor Vesting Shares, Tranche 1
Disclosure of detailed information about business combination [line items]
Vesting requirements, stock price trigger (in dollars per share) | $ / shares		$ 15.00
Vesting requirements, threshold trading days | tradingDay		20
Vesting requirements, threshold consecutive trading days | tradingDay		30
Vesting requirements, vesting period		2 years
Sponsor Vesting Shares, Tranche 1 | Shares Subject To Vesting Requirements
Disclosure of detailed information about business combination [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares		661,919
Sponsor Vesting Shares, Tranche 2
Disclosure of detailed information about business combination [line items]
Vesting requirements, stock price trigger (in dollars per share) | $ / shares		$ 20.00
Vesting requirements, threshold trading days | tradingDay		20
Vesting requirements, threshold consecutive trading days | tradingDay		30
Vesting requirements, vesting period		5 years
Sponsor Vesting Shares, Tranche 2 | Shares Subject To Vesting Requirements
Disclosure of detailed information about business combination [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares		661,919
Kyivstar Group Warrants
Disclosure of detailed information about business combination [line items]
Warrants issued and outstanding (in shares) | shares		7,666,629
Warrants exercisable period		30 days
Warrants expiration period		5 years
Warrants, exercisable stock price trigger (in dollars per share) | $ / shares		$ 18.00
Warrants, redemption price (in dollars per share) | $ / shares		$ 0.01
Warrants, written notice period for redemption		30 days
Warrants, redemption, threshold trading days | tradingDay		20
Warrants, redemption, threshold consecutive trading days | tradingDay		30